Equity Incentive Plans Summary of Weighted Average Assumptions Used to Compute Fair Value of Stock Option Grants (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life	6 years 5 months
Risk-free interest rate	3.17%
Volatility	43.90%
Dividend Yield	0.00%
Weighted average fair value of options granted	$ 4.77